Long-Term Incentive Plan (Tables)	9 Months Ended
Sep. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Table summarizes our unit-based awards
The following table summarizes our unit-based awards for each of the periods indicated, in units:

	Three Months Ended		Nine months ended
	September 30,		September 30,
	2013	2012	2013	2012
Outstanding at beginning of period	96,733	172,551	90,938	162,860
Granted	28,042	—	108,430	34,560
Forfeited	(893)	(12,517)	(13,320)	(12,517)
Vested	(24,482)	—	(86,648)	(24,869)
Outstanding at end of period	99,400	160,034	99,400	160,034
Fair value per unit	$13.36 to $21.89	$14.70 to $21.40	$13.36 to $21.89	$14.70 to $21.40